Realignment Obligations (Tables)	12 Months Ended
Mar. 31, 2012
Realignment Obligations
Schedule of composition of realignment charges

Termination benefits	$7,313
Asset impairment	978
Facility closure and other costs	675
Total	$8,966

Schedule of realignment liability activity

	Termination Benefits	Asset Impairment	Facility Closure and Other Costs	Total
Balance at March 31, 2011	$—	$—	$—	$—
Expense	7,313	978	675	8,966
Cash paid	—	—	(272)	(272)
Non-cash settlements	(165)	(978)	(378)	(1,521)
Balance at March 31, 2012	$7,148	$—	$25	$7,173